CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current
Cash	$ 53,641	$ 64,026
Trade and other current receivables	2,102	1,329
Current prepaid expenses	1,271	1,129
Other current assets	1,341	0
Current assets	58,355	66,484
Non-current
Investments	242	0
Equipment	491	557
Intangible assets	2,083	1,701
Goodwill	22,892	23,370
Total Non-Current Assets	25,708	25,628
TOTAL ASSETS	84,063	92,112
Current
Accounts payable and accrued liabilities	5,262	2,793
Current portion of contingent consideration payable	2,646	2,107
Total Current Liabilities	7,908	4,900
Non-current
Contingent consideration payable	0	1,094
Total Non-Current Liabilities	0	1,094
TOTAL LIABILITIES	7,908	5,994
SHAREHOLDERS' EQUITY
Share capital	141,451	100,676
Contributed surplus	525	124
Options reserve	23,783	7,158
Warrants reserve	11,423	11,166
Accumulated other comprehensive (loss) income	(366)	24
Deficit	(100,661)	(33,030)
TOTAL SHAREHOLDERS' EQUITY	76,155	86,118
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 84,063	$ 92,112